Non-financial assets and liabilities (Details 6) - Actuarial Assumption Of Expected Rates Of Salary Increase [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
One Percentage Point Increase [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ 824,231	$ 831,121
One Percentage Point Decrease [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ (720,712)	$ (723,901)